1(212) 318-6275

rachaelschwartz@paulhastings.com

March 13, 2015	79718.00003

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Gabelli Capital Series Funds, Inc. (the “Company”)

Registration No. 033-61254

Ladies and Gentlemen:

On behalf of the Company, and pursuant to Rule 14a-6 of the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we hereby transmit for filing:

•	One preliminary copy of the proxy statement and form of proxy in the form to be furnished to shareholders.

The purpose of the Annual Meeting of Shareholders is to consider and vote on (1) a proposal to elect the current directors of the Company and three new directors to the Company’s Board of Directors; (2) a new investment advisory agreement between the Company, on behalf of The Gabelli Capital Asset Fund, and Gabelli Funds, LLC, as set forth in the Investment Advisory Agreement attached to the accompanying Proxy Statement as Appendix B; and (3) such other business, including adjournments, as may properly come before the meeting or any adjournments, postponements or delays thereof.

It is anticipated that the proxy materials will be sent to shareholders on or about March 31, 2015.

Please contact the undersigned at the above number with any comments or questions you may have.

Sincerely,

/s/ Rachael L. Schwartz

Rachael L. Schwartz

for Paul Hastings LLP

RLS